CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Total CNY (¥)	Share capital CNY (¥)	Share premium CNY (¥)	Other capital reserves CNY (¥)	Statutory surplus reserve CNY (¥)	Special reserve CNY (¥)	Gain on available-for-sale financial assets CNY (¥)	Other equity instruments CNY (¥)	Foreign currency translation reserve CNY (¥)	Retained earnings (Accumulated losses) CNY (¥)	Non-controlling interests CNY (¥)	USD ($)	CNY (¥)
At January 1, at Dec. 31, 2015	¥ 40,051,282	¥ 14,903,798	¥ 20,747,839	¥ 932,588	¥ 5,867,557	¥ 100,018	¥ 62,598	¥ 2,019,288	¥ 312,538	¥ (4,894,942)	¥ 11,937,634		¥ 51,988,916
Add: Adjustment due to business combinations under common control (note 38)	173,868		169,242							4,626	12,404		186,272
At December 31, at Jan. 01, 2016	40,225,150	14,903,798	20,917,081	932,588	5,867,557	100,018	62,598	2,019,288	312,538	(4,890,316)	11,950,038		52,175,188
At January 1, at Dec. 31, 2015	40,051,282	14,903,798	20,747,839	932,588	5,867,557	100,018	62,598	2,019,288	312,538	(4,894,942)	11,937,634		51,988,916
Profit for the year	365,697									365,697	851,093		1,216,790
Other comprehensive income for the year
Changes in fair value of available-for-sale financial assets, net of tax	90,815						90,815						90,815
Disposal of available-for-sale financial assets, net of tax	(102,854)						(102,854)						(102,854)
Transfer out of share of other comprehensive income of an associate	(4,658)						(4,658)						(4,658)
Exchange differences on translation of foreign operations	657,531								657,531				657,531
Total comprehensive income for the year	1,006,531						(16,697)		657,531	365,697	851,093		1,857,624
Release of deferred government subsidies	20,290			20,290									20,290
Business combinations under common control (note 38)	(3,010,627)		(3,010,627)										(3,010,627)
Dividends distributed by subsidiaries to non-controlling shareholders											(8,941)		(8,941)
Capital injection from non-controlling shareholders	176,615		176,615								1,661,925		1,838,540
Other appropriations	23,215					23,215					(13,376)		9,839
Share of reserves of joint ventures and associates	8,969					8,969							8,969
Issuance of perpetual medium-term notes											(3,513,068)		(3,513,068)
Perpetual medium-term notes' dividends											(324,762)		(324,762)
Other equity instruments' distribution	(110,000)									(110,000)			(110,000)
At December 31, at Dec. 31, 2016	38,340,143	14,903,798	18,083,069	952,878	5,867,557	132,202	45,901	2,019,288	970,069	(4,634,619)	17,629,045		55,969,188
At January 1, at Dec. 31, 2016	38,168,298	14,903,798	17,913,827	952,878	5,867,557	131,510	45,901	2,019,288	970,069	(4,636,530)	17,618,510		55,786,808
Add: Adjustment due to business combinations under common control (note 38)	171,845		169,242			692				1,911	10,535		182,380
At December 31, at Jan. 01, 2017	38,340,143	14,903,798	18,083,069	952,878	5,867,557	132,202	45,901	2,019,288	970,069	(4,634,619)	17,629,045		55,969,188
At January 1, at Dec. 31, 2016	38,168,298	14,903,798	17,913,827	952,878	5,867,557	131,510	45,901	2,019,288	970,069	(4,636,530)	17,618,510		55,786,808
At January 1, at Dec. 31, 2016	38,340,143	14,903,798	18,083,069	952,878	5,867,557	132,202	45,901	2,019,288	970,069	(4,634,619)	17,629,045		55,969,188
Profit for the year	1,413,028									1,413,028	992,248		2,405,276
Other comprehensive income for the year
Changes in fair value of available-for-sale financial assets, net of tax	(4,758)						(4,758)						(4,758)
Disposal of available-for-sale financial assets, net of tax	(34,307)						(34,307)						(34,307)
Exchange differences on translation of foreign operations	(634,793)								(634,793)				(634,793)
Total comprehensive income for the year	739,170						(39,065)		(634,793)	1,413,028	992,248		1,731,418
Business combinations under common control (note 38)	(242,564)		(242,564)										(242,564)
Disposal of subsidiaries	(6,149)					(6,149)					6,929		780
Disposal of equity interest in subsidiaries without loss of control	38,189		38,189								(38,189)
Deemed disposal of a subsidiary											(96,568)		(96,568)
Dividends distributed by subsidiaries to non-controlling shareholders											(312,135)		(312,135)
Dividends distribution before business combinations under common control	(780)									(780)			(780)
Capital injection from non-controlling shareholders	1,887,824		1,887,824								10,831,897		12,719,721
Capital injection from the parent company	2,040		2,040										2,040
Acquisition of non-controlling interests	(980,725)		(980,725)								(432,564)		(1,413,289)
Acquisition of a subsidiaries											416,353		416,353
Other appropriations	24,577					24,577					34,166		58,743
Share of reserves of joint ventures and associates	(3,696)					(3,696)							(3,696)
Repayment of senior perpetual securities by a subsidiary											(2,584,682)		(2,584,682)
Other equity instruments' distribution	(110,000)									(110,000)	(391,933)		(501,933)
At December 31, at Dec. 31, 2017	39,688,029	14,903,798	18,787,833	952,878	5,867,557	146,934	6,836	2,019,288	335,276	(3,332,371)	26,054,567		65,742,596
Equity other information
Other reserves													28,116,602
At January 1, at Dec. 31, 2017	39,478,450	14,903,798	18,616,551	952,878	5,867,557	144,361	6,836	2,019,288	335,276	(3,368,095)	26,035,429		65,513,879
Add: Adjustment due to business combinations under common control (note 38)	209,579		171,282			2,573				35,724	19,138		228,717
Effect of adoption of IFRS 9 (note 2.2)	(122,511)						10,835			(133,346)	(16,925)		(139,436)
At December 31, at Jan. 01, 2018	39,565,518	14,903,798	18,787,833	952,878	5,867,557	146,934	17,671	2,019,288	335,276	(3,465,717)	26,037,642		65,603,160
At January 1, at Dec. 31, 2017	39,478,450	14,903,798	18,616,551	952,878	5,867,557	144,361	6,836	2,019,288	335,276	(3,368,095)	26,035,429		65,513,879
At January 1, at Dec. 31, 2017	39,688,029	14,903,798	18,787,833	952,878	5,867,557	146,934	6,836	2,019,288	335,276	(3,332,371)	26,054,567		65,742,596
Profit for the year	746,477									746,477	734,535	$ 215,401	1,481,012
Other comprehensive income for the year
Changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(11,083)						(11,083)				(639)		(11,722)
Exchange differences on translation of foreign operations	(120,756)								(120,756)				(120,756)
Total comprehensive income for the year	614,638						(11,083)		(120,756)	746,477	733,896	196,133	1,348,534
Release of deferred government subsidies	2,200			2,200									2,200
Equity exchange arrangement	10,735,214			10,735,214							(10,735,214)
Business combinations under common control (note 38)	(443,582)		(443,582)										(443,582)
Disposal of subsidiaries											(1,160)		(1,160)
Dividends distributed by subsidiaries to non-controlling shareholders											(605,416)		(605,416)
Dividends distribution before business combinations under common control	(6,519)									(6,519)			(6,519)
Issuance of senior perpetual securities	1,988,000							1,988,000					1,988,000
Capital injection from non-controlling shareholders	78,271		78,271								759,350		837,621
Capital injection from the parent company	69,885		69,885										69,885
Acquisition of non-controlling interests	(218)		(218)								(3,547)		(3,765)
Restructure of subsidiaries	(77,511)		(77,511)								77,511
Acquisition of a subsidiaries	(11,166)					(11,166)					1,468,435		1,457,269
Other appropriations	8,119					8,119					(1,514)		6,605
Share of reserves of joint ventures and associates	2,051					2,051							2,051
Repayment of senior perpetual securities by a subsidiary											(2,175,133)		(2,175,133)
Other equity instruments' distribution	(110,010)							(19,288)		(90,722)	(300,538)		(410,548)
At December 31, at Dec. 31, 2018	¥ 52,414,890	¥ 14,903,798	¥ 18,414,678	¥ 11,690,292	¥ 5,867,557	¥ 145,938	¥ 6,588	¥ 3,988,000	¥ 214,520	¥ (2,816,481)	¥ 15,254,312	9,842,078	67,669,202
Equity other information
Other reserves												$ 5,865,402	¥ 40,327,573